Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”), and non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules, and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss) (in millions)
2024	$2,829,189	$1,244,460	$1,383,646	$799,419	$60.65	$(53.0)
2023	$2,302,588	$1,224,469	$1,133,610	$739,298	$263.23	$19.2
2022	$4,388,143	$7,258,468	$2,135,365	$3,154,975	$458.39	$(3.1)

(1)	For each year shown, the PEO reflected in these columns represents Christopher J. Baker and the non-PEO NEOs reflected in these columns represent Keefer M. Lehner and Max L. Bouthillette.
(2)
The following supplemental tables present a reconciliation of Mr. Baker’s and the non-PEO
NEOs’ “Summary Compensation Table” totals to the “compensation actually paid” for the applicable year, computed in accordance with
Item
402(v) of Regulation
S-K.
As Mr. Baker and the
non-PEO
NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

PEO Reconciliation

Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Equity Award Adjustments
			Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2024	$2,829,189	$(1,405,762)	$717,284	$(741,197)	$(155,054)	$0	$1,244,460

Non-PEO
NEO Reconciliation

Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Equity Award Adjustments
			Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2024	$1,383,646	$(552,260)	$281,788	$(259,650)	$(54,105)	$0	$799,419

(3)	Equity valuation assumptions for calculating “compensation actually paid” are not materially different from grant date valuation assumptions.

Named Executive Officers, Footnote
(1)	For each year shown, the PEO reflected in these columns represents Christopher J. Baker and the non-PEO NEOs reflected in these columns represent Keefer M. Lehner and Max L. Bouthillette.

PEO Total Compensation Amount	$ 2,829,189	$ 2,302,588	$ 4,388,143
PEO Actually Paid Compensation Amount	$ 1,244,460	1,224,469	7,258,468
Adjustment To PEO Compensation, Footnote
PEO Reconciliation

Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Equity Award Adjustments
			Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2024	$2,829,189	$(1,405,762)	$717,284	$(741,197)	$(155,054)	$0	$1,244,460

Non-PEO NEO Average Total Compensation Amount	$ 1,383,646	1,133,610	2,135,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 799,419	739,298	3,154,975
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO Reconciliation

Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Equity Award Adjustments
			Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2024	$1,383,646	$(552,260)	$281,788	$(259,650)	$(54,105)	$0	$799,419

Total Shareholder Return Amount	$ 60.65	263.23	458.39
Net Income (Loss)	$ (53,000,000)	$ 19,200,000	$ (3,100,000)
PEO Name	Christopher J. Baker
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,405,762)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,284
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(741,197)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,054)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,260)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,788
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,650)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,105)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0